EQUITY (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Balance - beginning of year	$ 75,489	$ 74,469
Addition to statutory reserves	0	1,020
Balance - end of year	$ 75,489	$ 75,489